Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE

7. Lease

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended June 30, 2023 and 2024 amounted to RMB3,627 and RMB4,585 (US$631), respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Right-of-use assets, net	12,157	8,544	1,176

Operating lease liabilities - current	7,974	6,101	840
Operating lease liabilities - non-current	4,798	2,773	382
Total operating lease liabilities	12,772	8,874	1,222

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.5 years
Weighted average discount rate	4.75%

Maturities of lease liabilities were as follows:

Twelve months ending June 30,	RMB	US$
2025	6,327	871
2026	2,811	387
Total future minimum lease payments	9,138	1,258
Less: imputed interest	(264)	(36)
Present value of lease liabilities	8,874	1,222